Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	Go EZ CORPORATION
Entity Central Index Key	0000314197
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	GEZC
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015